Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Loss Contingencies [Line Items]
Schedule of future minimum lease payments	Future minimum lease payments required under these agreements as of December 31, 2020 are as follows (in millions):

Year Ending December 31,
2021	$2.9
2022	4.0
2023	3.5
2024	3.5
2025	3.6
Thereafter	7.6

Total	$25.1